GENERAL (Narrative) (Details) $ in Thousands		12 Months Ended
	Aug. 20, 2018 USD ($)	Dec. 31, 2019 USD ($) market	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Number of main markets | market		2
Goodwill		$ 1,378,418	$ 1,366,206	$ 1,318,242
Purchase price				76,870
Net tangible liabilities				2,291
Identifiable intangible assets				51,015
Amount of goodwill				28,145
Acquisition costs		720	$ 1,249	$ 970
Mattersight
Business Acquisition [Line Items]
Goodwill	$ 48,579
Consideration transferred in acquisition	105,053
Mattersight | Core Technology
Business Acquisition [Line Items]
Assets acquired and liabilities assumed through business combination	$ 50,852
Mattersight | Core Technology | Minimum
Business Acquisition [Line Items]
Estimated useful life	5 years
Mattersight | Core Technology | Maximum
Business Acquisition [Line Items]
Estimated useful life	7 years
Mattersight | Customer relationships
Business Acquisition [Line Items]
Assets acquired and liabilities assumed through business combination	$ 7,757
Estimated useful life	7 years
Mattersight | Customer Backlog
Business Acquisition [Line Items]
Assets acquired and liabilities assumed through business combination	$ 5,439
Mattersight | Customer Backlog | Minimum
Business Acquisition [Line Items]
Estimated useful life	2 years
Mattersight | Customer Backlog | Maximum
Business Acquisition [Line Items]
Estimated useful life	3 years
Series of Individually Immaterial Business And Asset Acquisitions
Business Acquisition [Line Items]
Business combination and asset acquisition consideration transferred		26,671
Intangible assets identified		15,683
Goodwill		$ 14,480